Risk Management Activities - Summary of Effect of Change in Finance Expense on Group's Profit or Loss had LIBOR and Prime Differed as Indicated (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Decrease of One Point Five Percentage [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	$ (15.9)	$ (14.1)
Decrease of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(9.8)	(11.3)
Decrease of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(4.9)	(0.8)
Decrease of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(1.2)	(2.0)
Decrease of One Percentage [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(Decrease) in other comprehensive income	3.4
Decrease of One Percentage [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(10.6)	(9.3)
Decrease of One Percentage [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(6.5)	(7.5)
Decrease of One Percentage [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(3.3)	(0.5)
Decrease of One Percentage [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.8)	(1.3)
Decrease of Zero Point Five Percentage [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(5.3)	(4.8)
Decrease of Zero Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(3.3)	(3.8)
Decrease of Zero Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(1.6)	(0.3)
Decrease of Zero Point Five Percentage [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.4)	(0.7)
Increase of Zero Point Percentage Points [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	5.3	4.8
Increase of Zero Point Percentage Points [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	3.3	3.8
Increase of Zero Point Percentage Points [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	1.6	0.3
Increase of Zero Point Percentage Points [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.4	0.7
Increase of One Percentage [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(Decrease) in other comprehensive income	(3.4)
Increase of One Percentage [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	10.6	9.3
Increase of One Percentage [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	6.5	7.5
Increase of One Percentage [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	3.3	0.5
Increase of One Percentage [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.8	1.3
Increase of One Point Five Percentage [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	15.9	14.1
Increase of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	9.8	11.3
Increase of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	4.9	0.8
Increase of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	1.2	2.0
Decrease of Ten Percentage [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in other comprehensive income	(9.3)	(9.9)
Decrease Of Five Percentage [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in other comprehensive income	(4.7)	(5.0)
Increase Of Five Percentage [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in other comprehensive income	4.7	5.0
Increase of Ten Percentage [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in other comprehensive income	9.3	$ 9.9
Decrease of Two Percentage [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(Decrease) in other comprehensive income	6.8
Increase of Two Percentage [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(Decrease) in other comprehensive income	(6.8)
One Year Earlier [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(Decrease) in other comprehensive income	11.1
One Year Later [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(Decrease) in other comprehensive income	$ (10.1)